Lease obligations - Lease activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Lease Obligations [Roll Forward]
Lease liabilities, beginning balance	$ 722,234	$ 718,505
Additions, net of disposals	97,673	108,763
Interest expense	45,394	47,871
Lease payments	(146,448)	(154,727)
Effect of movements in exchange rates and other	(1,752)	1,822
Lease liabilities, ending balance	717,101	722,234
Less: current portion	(98,301)	(97,516)
Lease obligations - non current portion	$ 618,800	$ 624,718